Segment, Customer and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of Information Regarding Reportable Segments
	OPC Israel	CPV Group	ZIM	Others	Total
	$ Thousands
2024
Revenue	624,957	126,347	-	-	751,304
Cost of sales (excluding depreciation and amortization)	445,684	76,193	-	-	521,877

(Loss)/profit before taxes	(14,235)	103,935	-	3,624	93,324
Income tax expense	(15,067)	(21,994)	-	(3,491)	(40,552)
Profit for the year from divestment of ZIM	-	-	581,315	-	581,315
(Loss)/profit for the year	(29,302)	81,941	581,315	133	634,087

Depreciation and amortization	69,752	23,520	-	165	93,437
Financing income	(17,391)	(6,000)	-	(23,543)	(46,934)
Financing expenses	75,908	29,007	-	10,332	115,247
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	165,930	-	-	165,930
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	-	(54,251)	-	-	(54,251)
Share in profit of OPC's equity-accounted investees	-	(44,825)	-	-	(44,825)
	128,269	113,381	-	(13,046)	228,604

Adjusted EBITDA	114,034	217,316	-	(9,422)	321,928

Segment assets	1,584,638	265,516	-	904,462	2,754,616
Investments in equity-accounted investees	-	1,458,625	-	-	1,458,625
					4,213,241
Segment liabilities	1,349,914	198,102	-	5,684	1,553,700

	OPC Israel	CPV Group	ZIM	Others	Total
	$ Thousands
2023
Revenue	618,830	72,966	-	-	691,796
Cost of sales (excluding depreciation and amortization)	453,167	41,145	-	-	494,312

Profit before taxes	48,750	16,515	-	15,892	81,157
Income tax expense	(14,174)	(4,136)	-	(6,889)	(25,199)
Loss for the year from divestment of ZIM	-	-	(266,906)	-	(266,906)
Profit/(loss) from continuing operations	34,576	12,379	(266,906)	9,003	(210,948)

Depreciation and amortization	65,659	25,056	-	224	90,939
Financing income	(6,038)	(5,641)	-	(27,682)	(39,361)
Financing expenses	48,182	16,790	-	1,361	66,333
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	156,636	-	-	156,636
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	-	4,878	-	-	4,878
Share of changes in fair value of derivative financial instruments	-	(2,168)	-	-	(2,168)
Share in profit of OPC's equity-accounted investees	-	(65,566)		-	(65,566)
	107,803	129,985	-	(26,097)	211,691

Adjusted EBITDA	156,553	146,500	-	(10,205)	292,848

Segment assets	1,673,149	1,102,939	-	629,196	3,405,284
Investments in equity-accounted investees	-	703,156	-	-	703,156
					4,108,440
Segment liabilities	1,423,624	609,958	-	4,634	2,038,216

	OPC Israel	CPV Group	ZIM	Others	Total
	$ Thousands
2022
Revenue	516,668	57,289	-	-	573,957
Cost of sales (excluding depreciation and amortization)	384,638	32,623	-	-	417,261

Profit before taxes	23,728	61,039	-	(2,504)	82,263
Income tax expense	(9,522)	(9,892)	-	(18,566)	(37,980)
Profit for the year from divestment of ZIM	-	-	305,376	-	305,376
Profit/(loss) from continuing operations	14,206	51,147	305,376	(21,070)	349,659

Depreciation and amortization	47,134	15,519	-	223	62,876
Financing income	(10,301)	(25,197)	-	(9,188)	(44,686)
Financing expenses	42,062	7,521	-	814	50,397
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	167,862	-	-	167,862
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	-	2,978	-	-	2,978
Share of changes in fair value of derivative financial instruments	-	2,383	-	-	2,383
Share in profit of equity-accounted investees	-	(85,149)	-	-	(85,149)
	78,895	85,917	-	(8,151)	156,661

Adjusted EBITDA	102,623	146,956	-	(10,655)	238,924

Segment assets	1,503,811	552,569	-	636,263	2,692,643
Investments in equity-accounted investees	-	652,358	427,059	-	1,079,417
					3,772,060
Segment liabilities	1,226,395	241,468	-	8,279	1,476,142

Schedule of Major Customers and Percentage of Group's Total Revenues
	2024		2023		2022
Customer	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group	Total revenues		Percentage of revenues of the Group

Customer 1	99,978	13.31%	99,945	14.45%	107,081		18.66%
Customer 2	99,470	13.24%	79,000	11.42%	73,518		12.81%
Customer 3	-	-	71,013	10.27%	-	*	- *

* Represents an amount less than 10% of the revenues.

Schedule of Information Based on Geographic Areas
	For the year ended December 31,
	2024	2023	2022
	$ Thousands
Israel	624,957	618,830	516,668
United States	126,347	72,966	57,289
Total revenue	751,304	691,796	573,957

Schedule of Detailed Information About Groups Non Current Assets On Basis Of Geographic Location Explanatory
	As at December 31,
	2024	2023
	$ Thousands
Israel	1,224,031	1,290,652
United States	3,983	745,442
Others	12	15
Total non-current assets	1,228,026	2,036,109

* Composed of property, plant and equipment and intangible assets.